Filed Pursuant to Rule 497
Registration No. 333-202461

SUPPLEMENT NO. 1 DATED SEPTEMBER 14, 2016

TO THE PROSPECTUS DATED APRIL 29, 2016

This document supplements, and should be read in conjunction with, the prospectus of Freedom Capital Corporation (the “Company”), dated April 29, 2016 (the “Prospectus”). Unless otherwise defined in this Supplement No. 1, capitalized terms used in this Supplement No. 1 shall have the same meanings as set forth in the Prospectus.

The purpose of this Supplement No. 1 is to reflect an extension of the time period permitted to satisfy the minimum offering requirement, the terms of which are included in the Prospectus.

Changes to the Minimum Offering Requirement

As set forth in the Prospectus, we are required, by September 14, 2016, to satisfy the terms of the minimum offering requirement, which requires that we raise at least $1,000,000 in gross proceeds from the sale of shares in this offering in order to break escrow and commence operations.  As of the date hereof, we have not accepted any subscriptions from investors or placed any investor funds into the escrow account we have with UMB Bank, N.A., the escrow agent.  Freedom Capital Investment Management LLC, our sponsor, is currently negotiating a term sheet with a third party that, if consummated, is expected to provide significant capital to our sponsor and Democracy Funding LLC, our dealer manager, in exchange for ownership interests in our sponsor and dealer manager.  While the specific terms of this transaction have not been finalized, we expect that the transaction will result in additional personnel at our dealer manager as well as one or more selling agreements with selected broker-dealers to sell our shares.  There can be no assurance that the proposed transaction will be completed on terms favorable to us or at all.

In order to provide our sponsor with the necessary time to continue negotiations with the third party, we sought approval from our board of directors to extend the time period by which we must satisfy the minimum offering requirement in order to break escrow and commence operations. On September 14, 2016, our board of directors unanimously approved extending the time period by which we must satisfy the minimum offering requirement to June 30, 2017.  The other terms of the minimum offering requirement have not changed.  If we do not raise at least $1,000,000 in gross proceeds from the sale of shares in this offering by June 30, 2017, we will promptly return all funds in the escrow account (including interest), and we will stop offering shares.

The following information replaces in its entirety the eighth sentence of the third full paragraph on the cover page of the Prospectus:

We will not sell any shares unless we raise $1,000,000 in this offering by June 30, 2017, which we refer to as the minimum offering requirement.

The following information replaces in its entirety the tenth sentence of the third full paragraph on the cover page of the Prospectus:

If we do not satisfy the minimum offering requirement by June 30, 2017, we will promptly return all funds in the escrow account (including interest), and we will stop offering shares.

The following information is hereby added after the last bullet point on page 7 of the Prospectus in the section titled “Prospectus Summary – Risk Factors:”

•	We did not satisfy the original terms of the minimum offering requirement, which required that we raise at least $1,000,000 in gross proceeds from the sale of shares in this offering in order to break escrow and commence operations by September 14, 2016. Our board of directors unanimously approved extending the time period by which we must satisfy the minimum offering requirement in order to break escrow and commence operations to June 30, 2017. There can be no assurance that we will be able to raise the necessary capital to satisfy the minimum offering requirement within such timeframe. Even if we satisfy the minimum offering requirement within this timeframe, we will incur additional expenses that could materially impact our financial position and results of operations.

The following information replaces in its entirety the eighth sentence of the first paragraph in the section titled “Prospectus Summary – Plan of Distribution” on page 9 of the Prospectus:

In order to satisfy the minimum offering requirement, we are required to raise at least $1,000,000 pursuant to this offering by June 30, 2017.

The following information replaces in its entirety the second sentence of the last paragraph in the section titled “Prospectus Summary – How to Subscribe” beginning on page 10 of the Prospectus:

If we do not raise $1,000,000 pursuant to this offering by June 30, 2017, we will promptly return all funds in the escrow account (including interest), and we will stop offering shares of our common stock.

The following information replaces in its entirety the first sentence in the section titled “Questions and Answers About this Offering – Q: What happens if you do not raise a minimum of $1,000,000 in this offering?” on page 24 of the Prospectus:

We will not sell any shares unless we raise a minimum of $1,000,000 in this offering by June 30, 2017.

The following information replaces in its entirety the fourth sentence in the section titled “Questions and Answers About this Offering – Q: What happens if you do not raise a minimum of $1,000,000 in this offering?” on page 24 of the Prospectus:

If we do not satisfy the minimum offering requirement by June 30, 2017, we will promptly return all funds in the escrow account (including interest) to subscribers, and we will stop offering shares.

The following information is hereby added after the section titled “Risk Factors – Risks Related to an Investment in Our Common Stock – If we are unable to raise substantial funds in our ongoing, continuous “best efforts” public offering, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets under-perform.” on page 30 of the Prospectus:

We did not satisfy the original terms of the minimum offering requirement, which required that we raise at least $1,000,000 in gross proceeds from the sale of shares in this offering in order to break escrow and commence operations by September 14, 2016. Our board of directors unanimously approved extending the time period by which we must satisfy the minimum offering requirement in order to break escrow and commence operations to June 30, 2017. There can be no assurance that we will be able to raise the necessary capital to satisfy the minimum offering requirement within such timeframe. Even if we satisfy the minimum offering requirement within this timeframe, we will incur additional expenses that could materially impact our financial position and results of operations.

We did not satisfy the original terms of the minimum offering requirement, which required that we raise at least $1,000,000 in gross proceeds from the sale of shares in this offering in order to break escrow and commence operations by September 14, 2016.  As of the date hereof, we have not accepted any subscriptions from investors or placed any investor funds into the escrow account we have with our escrow agent.  Our sponsor is currently negotiating a term sheet with a third party that, if consummated, is expected to provide significant capital to our sponsor and our dealer manager, in exchange for ownership interests in our sponsor and dealer manager.  While the specific terms of this transaction have not been finalized, we expect that the transaction will result in additional personnel at our dealer manager as well as one or more selling agreements with selected broker-dealers to sell our shares.  There can be no assurance that the proposed transaction will be completed on terms favorable to us or at all.

In order to provide our sponsor with the necessary time to continue negotiations with the third party, we received unanimous approval from our board of directors to extend the time period by which we must satisfy the minimum offering requirement in order to break escrow and commence operations. On September 13, 2016, our board of directors approved extending the minimum offering requirement to June 30, 2017.  The other terms of the minimum offering requirement have not changed.  If we do not raise at least $1,000,000 in gross proceeds from the sale of shares in this offering by June 30, 2017, we will promptly return all funds in the escrow account (including interest), and we will stop offering shares.

There can be no assurance that we will satisfy the minimum offering requirement prior to June 30, 2017 even if the proposed transaction takes place. Even if we satisfy the minimum offering requirement within this timeframe, we will incur additional expenses that could materially impact our financial position and results of operations.

The following information replaces in its entirety the first sentence of the first paragraph in the section titled “Discussion of the Company’s Expected Operating Plans – Overview” on page 57 of the Prospectus:

We were incorporated under the general corporation laws of the State of Maryland on June 19, 2014 and will commence operations upon raising $1,000,000 pursuant to this offering by June 30, 2017.

The following information replaces in its entirety the first sentence of the first paragraph in the section titled “Investment Objectives and Strategy” on page 69 of the Prospectus:

We were incorporated under the general corporation laws of the State of Maryland on June 19, 2014 and will commence operations upon raising $1,000,000 pursuant to this offering by June 30, 2017.

The following information replaces in its entirety the first sentence of the second paragraph in the section titled “Plan of Distribution – General” on page 124 of the Prospectus:

We will not sell any shares unless we raise $1,000,000 pursuant to this offering by June 30, 2017.

The following information replaces in its entirety the second sentence of the third paragraph in the section titled “Plan of Distribution – General” on page 124 of the Prospectus:

If we do not raise $1,000,000 pursuant to this offering by June 30, 2017, we will promptly return all funds in the escrow account (including interest) and we will stop offering shares.

4